Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies
Schedule of potentially dilutive shares

	Three months	Three months	Six months	Six months
	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,
	2024	2023	2024	2023
Net loss	$(329,981)	$(424,610)	$(332,792)	$(875,862)
Weighted average shares outstanding – basic and diluted	5,302,490	4,639,643	4,971,066	4,639,643
Net loss per share – basic and diluted	$(0.06)	$(0.09)	$(0.07)	$(0.19)
Excluded securities:(1)
Public Warrants	11,500,000	—	11,500,000	—
Private Warrants	557,000	—	557,000	—
Bridge Warrants	173,913	—	173,913	—
Extension Warrants	26,086	—	26,086	—
Quantum Convertible Note(2)	1,502,466	—	1,502,466	—
Additional Bridge Notes(2)	86,692	—	86,692	—
Exchange Note(2)	1,324,125	—	1,324,125	—
Series A Preferred stock common stock equivalents(3)	3,079,000	—	3,079,000	—
Stock options granted	803,646	—	803,646	—
●	The Company’s dilutive shares have not been included in the computation of diluted net loss per share for the three and six-months ended June 30, 2024, as the result would be anti-dilutive.
●	including the interest amount thereon and at the floor conversion price of $2.00
●	assuming the maximum conversion thereon and at the floor conversion price of $2.00

Schedule of allowance for credit losses

	June 30,	December 31,
	2024	2023
Beginning allowance for credit losses	$32,457	$—
Allowance for credit losses, due to acquisition	1,696,553	—
Allowance for credit losses	21,428	32,457
Less accounts receivable write-off included in allowance for credit losses above	(9,200)	—
Ending allowance for credit losses	$1,741,238	$32,457